Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets - FaZe Clan Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets [Line Items]
2022	$ 379
2023	265
2024	94
Total future amortization of amortizable intangible assets	$ 738